Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

RSSX	Return Stacked® U.S. Stocks & Gold/Bitcoin ETF

(the “Fund”)

listed on Cboe BZX Exchange, Inc.

October 14, 2025

Supplement to the

Summary Prospectus dated May 22, 2025,

and the Prospectus and

Statement of Additional Information (“SAI”),

each dated April 27, 2025

Effective immediately, Steven Braun no longer serves as portfolio manager to the Fund. Accordingly, effective immediately, all references to Steven Braun in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

Please retain this Supplement for future reference.

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